Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net loss for the period	$ (10,912)	$ (6,739)
Adjustments for non-cash items	(908)	735
Income taxes received		812
Interest paid	(3)
Cash flow from operating activities before changes in working capital	(11,823)	(5,192)
Cash flow from changes in working capital:
Changes in net working capital	300	(61)
Net cash used in operating activities	(11,523)	(5,253)
Investing activities:
Investment in intangible assets	(60)	(35)
Purchase of property and equipment	(792)	(74)
Receipt (payment) of non-current financial assets - leasehold deposits	30	(17)
Net cash used in investing activities	(822)	(126)
Financing activities:
Proceeds from issuance of shares	27,900
Transaction costs related to issuance of shares	(2,605)
Leasing installments	(78)	(36)
Net cash provided by/ (used in) financing activities	25,217	(36)
Net increase/ (decrease) in cash and cash equivalents	12,872	(5,415)
Cash and cash equivalents at January 1	5,834	9,559
Exchange rate adjustments on cash and cash equivalents	93	(59)
Cash and cash equivalents at June 30	$ 18,799	$ 4,085